Mineral Properties (Details) - Schedule of mineral properties - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Schedule Of Mineral Properties Abstract
Balance beginning
Pursuant to asset purchase agreement (Note 5)	327,690
Common shares issued to finder (Note 12)	323,913
Balance ending	$ 651,603	$ 5,035,259
Acquisition of Ekidos (Note 4)		$ 4,383,656